Commitments and contingencies - Debt Covenant Ratios (Details)	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Other Commitments [Line Items]
Leverage Ratio	1.39
Debt Covenants
Other Commitments [Line Items]
Fixed Charge Coverage Ratio	1.89	1.65	1.40	0.93
Leverage Ratio	3.94	4.46	5.50	7.85